LOANS - Restructured Loans (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loans d	Dec. 31, 2014 USD ($) loans	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Extended Maturities	$ 12,883,000	$ 6,961,000
Adjusted Interest Rates	0	299,000
Combined Rate And Maturity	1,244,000	991,000
Forebearance Agreements	260,000	373,000
Other	13,846,000	2,150,000
Total	$ 28,233,000	$ 10,774,000
Number of Restructured Loans | loans	271	262
Restructured loans, Number of Loans | loans	96	115
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 33,532,000	$ 14,308,000
Restructured loans, Period End Balance	$ 28,233,000	$ 10,774,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	10	9
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 1,621,000	$ 445,000
Total restructured loans	38,200,000	28,200,000
Restructured Loans, Accrual Status	28,876,000	15,928,000	$ 15,429,000
Restructured Loans, Nonaccrual Status	9,300,000	12,300,000	$ 13,800,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	6,300,000	3,700,000
Restructured loans uncollectible portion written off	2,700,000	1,000,000
Accruing TDRs performing in accordance with restructured terms for more than one year	$ 10,300,000	$ 10,500,000
Restructured loans performance threshold (days) | d	90
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	33	24
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 9,035,000	$ 5,282,000
Restructured loans, Period End Balance	$ 8,203,000	$ 4,256,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	2	1
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 344,000	$ 143,000
Real estate - construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	0	0
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 0	$ 0
Restructured loans, Period End Balance	$ 0	$ 0
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	0	0
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 0	$ 0
Real estate - commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	18	16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 20,249,000	$ 5,235,000
Restructured loans, Period End Balance	$ 16,474,000	$ 3,937,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	4	2
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 1,146,000	$ 182,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	10	8
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 97,000	$ 47,000
Restructured loans, Period End Balance	$ 97,000	$ 29,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	0
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 14,000	$ 0
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	25	36
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 2,859,000	$ 1,977,000
Restructured loans, Period End Balance	$ 2,221,000	$ 1,036,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	1	3
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 34,000	$ 91,000
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans | loans	10	31
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 1,292,000	$ 1,767,000
Restructured loans, Period End Balance	$ 1,238,000	$ 1,516,000
Restructured loans with payment default within 12 months of modification, Number of Loans | loans	2	3
Restructured loans with payment default within 12 months of modification, Period End Balance	$ 83,000	$ 29,000
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000